Fees Summary	Dec. 31, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,087,000
Previously Paid Amount	0.00
Total Fee Amount	931.92
Total Offset Amount	0.00
Net Fee	931.92
Narrative - Max Aggregate Offering Price	$ 6,087,000
Final Prospectus	true